Investment Risks - X-Square Balanced Fund, LLC	Apr. 29, 2026
Market and Geopolitical Risk
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Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, tariff and trade wars, international conflicts, regulatory events and governmental or quasi-

governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Liquidity Risk
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Liquidity Risk. Certain Fund holdings, such as micro-capitalization stocks and other thinly traded securities, may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such a holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the Fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Credit Risk [Member]
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Credit Risk. The issuer of bonds or other debt securities may be unable or unwilling, or may be perceived as unable or unwilling, to make timely interest or principal payments or otherwise honor its obligations.

Interest Rate Risk [Member]
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Interest Rate Risk. During periods of rising interest rates, the Fund’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Fund’s yield (and the market value of its securities) will tend to be higher. Securities with longer maturities tend to be more sensitive to changes in interest rates, causing them to be more volatile than securities with shorter maturities. Securities with shorter maturities tend to provide lower returns and be less volatile than securities with longer maturities. If interest rates rise, the Fund’s yield may not increase proportionately, and the maturities of fixed-income securities that have the ability to be prepaid or called by the issuer may be extended. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. The Fund may be exposed to heightened interest rate risk as interest rates rise from historically low levels. Changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A general rise in interest rates may cause investors to move out of fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities and could also result in increased redemptions from the Fund. A low or negative interest rate environment poses additional risks to the Fund’s performance, including the risk that proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate. Fluctuations in interest rates may also affect the liquidity of fixed-income securities and instruments held by the Fund.

Large Cap Stock Risk
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Large Cap Stock Risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the Fund to underperform investments that focus solely on small- or medium-capitalization stocks.

Issuer Risk
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Issuer Risk. The prices of, and the income generated by, securities held by the Fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investment Company Risk
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Investment Company Risk. Investment company risk includes the risks of investing in investment companies, including exchange-traded funds (“ETFs”), through your investment in the Fund. Investors will incur a proportionate share of the expenses of the investment company in which the Fund invests (including operating expenses and management fees) in addition to the fees and expenses regularly borne by the Fund. In addition, the Fund will be affected by the investment policies, practices and performance of such investments in direct proportion to the amount of assets the Fund invests in such investment company. Certain ETFs or closed-end funds traded on exchanges may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer.

Income-Oriented Stock Risk
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Income-Oriented Stock Risk. Income provided by the Fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the Fund invests.

Growth-Oriented Stock Risk
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Growth-Oriented Stock Risk. Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Management Risk
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Management Risk. The Adviser actively manages the Fund’s investments. Consequently, the Fund is subject to the risk that the methods and analyses employed by the Adviser in this process may not produce the desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Mid-Cap Stock Risk
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Mid-Cap Stock Risk. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and they may be dependent upon a particular niche of the market.

Small-Cap Stock Risk
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Small-Cap Stock Risk. Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or they may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally, the smaller the company size, the greater the risk.

Extension Risk
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Risk [Text Block]	Extension Risk. During periods of rising interest rates, a debtor may pay back a bond or other fixed-income security slower than expected or required, and the value of such security may fall.
Mortgage-Related and Other Asset-Backed Securities Risk
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Mortgage-Related and Other Asset-Backed Securities Risk. Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the Fund having to reinvest the proceeds in lower-yielding securities, effectively reducing the Fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the Fund’s cash available for reinvestment in higher-yielding securities.

Non-U.S. Securities Risk
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Non-U.S. Securities Risk. Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the Fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Prepayment (or Call) Risk
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Prepayment (or Call) Risk. Because many issuers of fixed-income securities have an option to prepay their fixed-income securities, the exercise of such option may result in a decreased rate of return and a decline in value of those securities and accordingly, a decline in the Fund’s net asset value (“NAV”). Issuers may be more likely to prepay their securities if interest rates fall. If this happens, the Fund will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates, and it will be forced to reinvest prepayment proceeds at a time when yield on securities available in the market are lower than the yield on prepaid securities. The Fund may also lose any premium it paid to purchase the securities.

Reinvestment Risk
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Risk [Text Block]	Reinvestment Risk. The Fund may have difficulty reinvesting payments from debtors and may receive lower rates than from its original investments.
Derivatives Risk
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Derivatives Risk. Derivatives can be more sensitive to changes in interest rates and sudden fluctuations in market prices than conventional securities. Derivatives are also subject to liquidity and mispricing risks. Investments in derivative instruments, which may be leveraged, may result in losses exceeding the amounts invested. Derivatives are also subject to counterparty risk.

High-Yield Risk
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High-Yield Risk. The Fund’s high-yield fixed-income securities, sometimes known as “junk bonds” will be subject to greater credit risk, price volatility and risk of loss than investment-grade securities, which can adversely affect the Fund’s return and NAV. High-yield securities are considered highly speculative and are subject to the increased risk of an issuer’s inability to make principal and interest payments.

U.S. Government Securities Risk
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U.S. Government Securities Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Risk Lose Money [Member]
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Risk [Text Block]	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Member]
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Risk [Text Block]	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person.